Income Taxes (Details Textual)	6 Months Ended
Jun. 30, 2015 USD ($)
Danish Tax [Member]
Income Taxes (Textual)
Net operating loss carryforwards	$ 2,268,613
United States tax [Member]
Income Taxes (Textual)
Net operating loss carryforwards	$ 266,564
Net operating loss carryforwards expiration period	Jun. 30, 2035